SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Total Assets

Total Assets

	December 31,
	2013	2012	2011
Macau:
Mocha Clubs	$159,927	$176,830	$174,404
Altira Macau	573,814	617,847	577,145
City of Dreams	3,148,657	3,147,322	3,103,458
Studio City	2,519,461	1,844,706	713,637

Sub-total	6,401,859	5,786,705	4,568,644

The Philippines:
City of Dreams Manila	631,377	30,193	—

Corporate and Others	1,780,403	2,130,568	1,701,336

Total consolidated assets	$8,813,639	$7,947,466	$6,269,980

Capital Expenditures

Capital Expenditures

	Year Ended December 31,
	2013	2012	2011
Macau:
Mocha Clubs	$6,515	$5,951	$23,558
Altira Macau	5,464	7,105	6,662
City of Dreams	97,654	99,416	39,774
Studio City	440,826	115,385	713,253

Sub-total	550,459	227,857	783,247

The Philippines:
City of Dreams Manila	359,854	817	—

Corporate and Others	2,042	55,324	2,387

Total capital expenditures	$912,355	$283,998	$785,634

Results of Operations of Segments

The Group’s segment information on its results of operations is as follows:

	Year Ended December 31,
	2013	2012	2011
NET REVENUES
Macau:
Mocha Clubs	$148,683	$143,260	$131,934
Altira Macau	1,033,801	966,770	1,173,930
City of Dreams	3,857,049	2,920,912	2,491,383
Studio City	1,093	160	—

Sub-total	5,040,626	4,031,102	3,797,247

The Philippines:
City of Dreams Manila	—	—	—

Corporate and Others	46,552	46,911	33,600

Total net revenues	$5,087,178	$4,078,013	$3,830,847

ADJUSTED PROPERTY EBITDA(1)
Macau:
Mocha Clubs	$40,222	$36,065	$40,475
Altira Macau	147,340	154,697	246,300
City of Dreams	1,193,211	805,719	594,440
Studio City	(1,059)	(670)	(300)

Sub-total	1,379,714	995,811	880,915

The Philippines:
City of Dreams Manila	(603)	(476)	—

Total adjusted property EBITDA	1,379,111	995,335	880,915

OPERATING COSTS AND EXPENSES
Pre-opening costs	(17,014)	(5,785)	(2,690)
Development costs	(26,297)	(11,099)	(1,110)
Amortization of gaming subconcession	(57,237)	(57,237)	(57,237)
Amortization of land use rights	(64,271)	(59,911)	(34,401)
Depreciation and amortization	(261,298)	(261,449)	(259,224)
Share-based compensation	(14,987)	(8,973)	(8,624)
Property charges and others	(6,884)	(8,654)	(1,025)
Corporate and Others expenses	(91,299)	(75,135)	(71,494)

Total operating costs and expenses	(539,287)	(488,243)	(435,805)

OPERATING INCOME	$839,824	$507,092	$445,110

NON-OPERATING INCOME (EXPENSES)
Interest income	$7,660	$10,958	$4,131
Interest expenses, net of capitalized interest	(152,660)	(109,611)	(113,806)
Reclassification of accumulated losses of interest rate swap agreements from accumulated other comprehensive losses	—	—	(4,310)
Change in fair value of interest rate swap agreements	—	363	3,947
Amortization of deferred financing costs	(18,159)	(13,272)	(14,203)
Loan commitment fees	(25,643)	(1,324)	(1,411)
Foreign exchange (loss) gain, net	(10,756)	4,685	(1,771)
Other income, net	1,661	115	3,664
Listing expenses	—	—	(8,950)
Loss on extinguishment of debt	(50,935)	—	(25,193)
Costs associated with debt modification	(10,538)	(3,277)	—

Total non-operating expenses, net	(259,370)	(111,363)	(157,902)

INCOME BEFORE INCOME TAX	580,454	395,729	287,208
INCOME TAX (EXPENSE) CREDIT	(2,441)	2,943	1,636

NET INCOME	578,013	398,672	288,844
NET LOSS ATTRIBUTABLE TO NONCONTROLLING INTERESTS	59,450	18,531	5,812

NET INCOME ATTRIBUTABLE TO MELCO CROWN ENTERTAINMENT LIMITED	$637,463	$417,203	$294,656

Note

(1)	“Adjusted property EBITDA” is earnings before interest, taxes, depreciation, amortization, pre-opening costs, development costs, share-based compensation, property charges and others, Corporate and Others expenses, and other non-operating income and expenses. The chief operating decision maker uses Adjusted property EBITDA to measure the operating performance of Mocha Clubs, Altira Macau, City of Dreams, Studio City and City of Dreams Manila and to compare the operating performance of its properties with those of its competitors.

Long-Lived Assets

Long-lived Assets

	December 31,
	2013	2012	2011
Macau	$4,503,982	$4,301,461	$4,283,252
The Philippines	334,827	817	—
Hong Kong and other foreign countries	1,289	203	785

Total long-lived assets	$4,840,098	$4,302,481	$4,284,037